Operating Lease - Future minimum Annual Rental Commitment (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Leases, Operating [Abstract]
2018	$ 8,176
2019	5,978
2020	4,661
2021	3,830
2022	3,175
2023 and thereafter	3,964
Total	$ 29,784